CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue from related party	¥ 7,047,461	$ 992,614	¥ 8,180,107	¥ 9,060,784
Cost of revenue from related party	6,197,292	872,870	7,750,569	8,709,496
Other comprehensive income (loss), net of tax	0		0	0
Related parties
Revenue from related party	1,107,342	155,965	1,128,665	929,524
Cost of revenue from related party	0	0	0	980
Public cloud services
Revenue from related party	4,381,741	617,155	5,360,282	6,159,085
Public cloud services | Related parties
Revenue from related party	981,049	138,178	1,043,183	905,755
Enterprise cloud services
Revenue from related party	2,663,993	375,216	2,816,976	2,897,817
Enterprise cloud services | Related parties
Revenue from related party	125,857	17,726	85,482	23,695
Others
Revenue from related party	1,727	243	2,849	3,882
Others | Related parties
Revenue from related party	¥ 436	$ 61	¥ 0	¥ 74